Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Deferred Tax Assets Recognized for Tax Loss Carryforwards (Details) - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USA [Member]
Germany
Deferred tax assets		€ 20,330	€ 16,281	€ 656
Expiration		Non-expiring	Non-expiring	Non-expiring
Ireland [Member]
Germany
Deferred tax assets	[1]	€ 10,658	€ 4,616	€ 7,695
Expiration	[1]	Non-expiring	Non-expiring	Non-expiring
thereof corporation tax [Member]
Germany
Deferred tax assets		€ 114,590	€ 114,803	€ 83,969
Expiration		Non-expiring	Non-expiring	Non-expiring
thereof trade tax [Member]
Germany
Deferred tax assets		€ 108,689	€ 112,540	€ 83,344
Expiration		Non-expiring	Non-expiring	Non-expiring

[1]	Amount relates to management expenses that can be set-off against future profits